1. NATURE OF OPERATIONS: Share consolidation (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Share consolidation

Share consolidation

On December 18, 2025, the Company consolidated its outstanding common shares on the basis of two pre-consolidated common shares for one post-consolidated common share (the “Share Consolidation”). All current and comparative references to the number of common shares, weighted average number of common shares, loss per share, stock options and warrants have been restated to give effect to the Share Consolidation.